FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Derivatives Liabilities
Derivative Liabilities
Gross derivative liabilities	$ (1,961,109)	$ (4,737,454)
Offsetting of derivatives
Derivative financial instruments in statement of financial position	(1,961,109)	(4,737,454)
Master netting agreements	1,961,109	4,578,461
Collateral paid		158,993
Equity collateral paid
Total derivatives liabilities before collateral and Master netting agreements
Swaps | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(960,838)	(1,917,397)
Swaps | Interest rate contracts
Derivative Liabilities
Gross derivative liabilities	(308,457)	(1,008,302)
Forwards | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(605,537)	(1,711,644)
Forwards | Equity contracts
Derivative Liabilities
Gross derivative liabilities	(25,068)	(7,203)
Options | Foreign exchange contracts
Derivative Liabilities
Gross derivative liabilities	(61,209)	(92,908)
Derivatives Assets
Derivatives Assets
Gross derivative assets	2,454,005	4,961,237
Offsetting of derivatives
Derivative financial instruments in statement of financial position	2,454,005	4,961,237
Master netting agreements	(1,785,702)	(4,369,178)
Collateral received		(592,059)
Equity collateral received	(668,303)
Total derivatives assets before collateral and Master netting agreements
Swaps | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	1,422,355	2,394,832
Swaps | Interest rate contracts
Derivatives Assets
Gross derivative assets	247,158	865,627
Forwards | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	729,367	1,573,952
Forwards | Equity contracts
Derivatives Assets
Gross derivative assets	6,796	5,519
Options | Foreign exchange contracts
Derivatives Assets
Gross derivative assets	$ 48,329	$ 121,307